COMMITMENTS AND CONTINGENCIES (Schedule of Contractual Obligations) (Details)	Jun. 30, 2017 USD ($)
2018	$ 186,721
2019
2020	0
2021	0
2022	0
Thereafter	0
Total	$ 186,721